Related Party Transactions and Balances - Schedule of Amounts due from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Prepayment for leases of advertising space	$ 40
Advertising [Member]
Related Party Transaction [Line Items]
Prepayment for leases of advertising space	$ 40